Annual Fund Operating Expenses - DWS Global Small Cap Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.80%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.44%
Total annual fund operating expenses	1.49%
Fee waiver/expense reimbursement	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.35%
Class T
Operating Expenses:
Management fee	0.80%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.36%
Total annual fund operating expenses	1.41%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.35%
Class C
Operating Expenses:
Management fee	0.80%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.49%
Total annual fund operating expenses	2.29%
Fee waiver/expense reimbursement	0.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	2.10%
Class R6
Operating Expenses:
Management fee	0.80%
Distribution/service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	1.06%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.06%
INST Class
Operating Expenses:
Management fee	0.80%
Distribution/service (12b-1) fees	none
Other expenses	0.36%
Total annual fund operating expenses	1.16%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.10%
Class S
Operating Expenses:
Management fee	0.80%
Distribution/service (12b-1) fees	none
Other expenses	0.36%
Total annual fund operating expenses	1.16%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.10%